Key sources of estimation uncertainty - Estimated impairment of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Use of Estimates [Abstract]
Goodwill	$ 1,379	$ 37,364	$ 29,170
Impairment of goodwill	(6,815)
Liabilities	$ 49,707	$ 42,229